RESTRUCTURING COSTS AND EMPLOYEE TERMINATION BENEFITS (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Summary of Company's Net Pretax Restructuring Charges

The Company’s net pretax restructuring charges (credits), by segment, were as follows:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 - December 31, 2011	January 1 - January 14, 2011
Wireless	$24,306	$21,859	$13,241	$10
Enterprise	5,094	311	1,212	6
Broadband	(7,296)	823	4,262	(7)

Total	$22,104	$22,993	$18,715	$9

Activity within Liability Established for Restructuring Actions, Included in Other Accrued Liabilities

The activity within the liability established for these restructuring actions, which is included in other accrued liabilities, was as follows:

	Employee- Related Costs	Lease Termination Costs	Fixed Asset Related Costs	Asset Sale	Total

Predecessor
Balance as of January 1, 2011	31,524	3,608	—	—	35,132
Additional charge (credit) recorded	(6)	—	15	—	9
Cash paid	(4,414)	(57)	(15)	—	(4,486)
Foreign exchange	(2)	24	—	—	22

Balance as of January 14, 2011	$27,102	$3,575	$—	$—	$30,677

Successor
Balance as of January 15, 2011	$27,102	$3,575	$—	$—	$30,677
Additional charge recorded	16,523	361	1,831	—	18,715
Cash paid	(24,620)	(1,407)	(866)	—	(26,893)
Foreign exchange and other non-cash items	(44)	(58)	(965)	—	(1,067)

Balance as of December 31, 2011	18,961	2,471	—	—	21,432
Additional charge recorded	21,469	561	963	—	22,993
Cash paid	(21,653)	(1,839)	—	—	(23,492)
Foreign exchange and other non-cash items	451	60	(963)	—	(452)

Balance as of December 31, 2012	19,228	1,253	—	—	20,481
Additional charge (credit) recorded	23,355	1,778	15,636	(18,665)	22,104
Cash paid	(25,292)	(1,614)	(4,457)	—	(31,363)
Consideration received	—	—	—	32,783	32,783
Foreign exchange and other non-cash items	(118)	(18)	(11,179)	(14,118)	(25,433)

Balance as of December 31, 2013	$17,173	$1,399	$—	$—	$18,572